Loans and Allowance for Credit Losses Textual (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008	Dec. 31, 2011	Dec. 31, 2010
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Unearned income, net deferred loan fees and unamortized discount and premium	$ 4,500,000,000	$ 6,400,000,000
Loan Concentration Risk (Textual) [Abstract]
Unfunded credit commitments, lines of credit portfolio	70,100,000,000
Temporary advance arrangements	87,000,000,000	87,000,000,000
Commercial letters of credit, international trade	1,200,000,000	1,200,000,000
Allowances related to the adoption of consolidation accounting guidance						693,000,000
Allowance for Credit Losses, Purchased Credit-Impaired	11,000,000	30,000,000	117,000,000		231,000,000	298,000,000
Nonaccrual loans	12,848,000,000	15,668,000,000
Loans, 90 days or more past due and still accruing	17,810,000,000	23,219,000,000
High value properties, threshold ($1 million or more)	1,000,000
Impaired loans	25,408,000,000	28,070,000,000
Commitment to lend on TDR	341,000,000	407,000,000
Loans remodified	2,100,000,000	3,100,000,000	3,900,000,000
Financing receivable modification, principal forgiven	149,000,000	393,000,000	495,000,000
Purchased Credit Impaired Loans	23,320,000,000	26,727,000,000
Total PCI loans (unpaid principal balance)	32,924,000,000	38,229,000,000		98,182,000,000
Residential Mortgage [Member]
Loan Concentration Risk (Textual) [Abstract]
Purchased Credit Impaired Loans	21,813,000,000	24,223,000,000
Loans And Leases Receivable [Member] | Real Estate 1-4 Family Mortgage Loans [Member] | California [Member] | Residential Mortgage [Member]
Loan Concentration Risk (Textual) [Abstract]
Concentration of loans as a percentage of total loans	13.00%	13.00%
Loans And Leases Receivable [Member] | Real Estate 1-4 Family Mortgage Loans [Member] | California, Larger Metropolitan Areas [Member] | Residential Mortgage [Member]
Loan Concentration Risk (Textual) [Abstract]
Concentration Risk, Percentage, Threshold	4.00%	4.00%
Loans And Leases Receivable [Member] | Interest-only Loans [Member] | Residential Mortgage [Member]
Loan Concentration Risk (Textual) [Abstract]
Concentration of loans as a percentage of total loans	12.00%	15.00%
Loans And Leases Receivable [Member] | Pick-a-pay [Member]
Loan Concentration Risk (Textual) [Abstract]
Concentration of loans as a percentage of total loans	2.00%			10.00%
In Process Of Foreclosure [Member]
Loan Concentration Risk (Textual) [Abstract]
Recorded investment amount in consumer mortgage loans collateralized by residential real estate property	12,700,000,000	17,300,000,000
Home Affordable Modification Program [Member]
Loan Concentration Risk (Textual) [Abstract]
Impaired loans	149,000,000	253,000,000
Second Lien Modification Program [Member]
Loan Concentration Risk (Textual) [Abstract]
Impaired loans	34,000,000	45,000,000
Proprietary Program [Member]
Loan Concentration Risk (Textual) [Abstract]
Impaired loans	269,000,000	352,000,000
Purchased Credit-Impaired Loans [Member]
Loan Concentration Risk (Textual) [Abstract]
Loans, 90 days or more past due and still accruing	3,700,000,000	4,500,000,000
Purchased Credit-Impaired Loans [Member] | Residential Mortgage [Member]
Loan Concentration Risk (Textual) [Abstract]
180 or more DPD and still accruing	3,737,000,000	4,386,000,000
Purchased Credit Impaired Loans	21,813,000,000	24,223,000,000
Purchased Credit-Impaired Loans [Member] | Loans And Leases Receivable [Member] | Real Estate 1-4 Family Mortgage Loans [Member] | California [Member] | Residential Mortgage [Member]
Loan Concentration Risk (Textual) [Abstract]
Concentration of loans as a percentage of total loans	2.00%	2.00%
Trial modifications [Member]
Loan Concentration Risk (Textual) [Abstract]
Impaired loans	452,000,000	650,000,000
Trial modifications [Member] | Financing Receivable Accruing [Member]
Loan Concentration Risk (Textual) [Abstract]
Impaired loans	167,000,000	286,000,000
Trial modifications [Member] | Financing Receivable Nonaccruing [Member]
Loan Concentration Risk (Textual) [Abstract]
Impaired loans	285,000,000	364,000,000
Commercial and Industrial Loans [Member]
Loan Concentration Risk (Textual) [Abstract]
Nonaccrual loans	538,000,000	775,000,000
Impaired loans	926,000,000	1,311,000,000
Purchased Credit Impaired Loans	75,000,000	215,000,000
Commercial and Industrial Loans [Member] | Loans And Leases Receivable [Member] | Product Concentration Risk [Member]
Loan Concentration Risk (Textual) [Abstract]
Concentration Risk, Percentage, Threshold	10.00%	10.00%
Commercial and Industrial Loans [Member] | Purchased Credit-Impaired Loans [Member]
Loan Concentration Risk (Textual) [Abstract]
Loans, 90 days or more past due and still accruing	0	0
Purchased Credit Impaired Loans	75,000,000	215,000,000
Commercial and Industrial Loans [Member] | Criticized [Member] | Purchased Credit-Impaired Loans [Member]
Loan Concentration Risk (Textual) [Abstract]
Purchased Credit Impaired Loans	54,000,000	97,000,000
Commercial Real Estate Mortgage and Construction Loans [Member] | Loans And Leases Receivable [Member] | Product Concentration Risk [Member]
Loan Concentration Risk (Textual) [Abstract]
Concentration Risk, Percentage, Threshold	10.00%	10.00%
Commercial Real Estate Mortgage and Construction Loans [Member] | Criticized [Member]
Loan Concentration Risk (Textual) [Abstract]
Loans, excluding Purchased Credit Impaired Loans	8,300,000,000
Nonaccrual loans	1,700,000,000
Commercial Real Estate Mortgage [Member]
Loan Concentration Risk (Textual) [Abstract]
Nonaccrual loans	1,490,000,000	2,254,000,000
Impaired loans	2,483,000,000	3,375,000,000
Purchased Credit Impaired Loans	1,261,000,000	1,856,000,000
Commercial Real Estate Mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Loan Concentration Risk (Textual) [Abstract]
Loans, 90 days or more past due and still accruing	78,000,000	131,000,000
Purchased Credit Impaired Loans	1,261,000,000	1,856,000,000
Commercial Real Estate Mortgage [Member] | Criticized [Member] | Purchased Credit-Impaired Loans [Member]
Loan Concentration Risk (Textual) [Abstract]
Purchased Credit Impaired Loans	478,000,000	1,532,000,000
Commercial Real Estate Construction [Member]
Loan Concentration Risk (Textual) [Abstract]
Nonaccrual loans	187,000,000	416,000,000
Impaired loans	331,000,000	615,000,000
Purchased Credit Impaired Loans	171,000,000	433,000,000
Commercial Real Estate Construction [Member] | Purchased Credit-Impaired Loans [Member]
Loan Concentration Risk (Textual) [Abstract]
Loans, 90 days or more past due and still accruing	5,000,000	76,000,000
Purchased Credit Impaired Loans	171,000,000	433,000,000
Commercial Real Estate Construction [Member] | Criticized [Member] | Purchased Credit-Impaired Loans [Member]
Loan Concentration Risk (Textual) [Abstract]
Purchased Credit Impaired Loans	53,000,000	273,000,000
Total Commercial [Member]
Loan Concentration Risk (Textual) [Abstract]
Allowance for Credit Losses, Purchased Credit-Impaired	11,000,000	26,000,000
Nonaccrual loans	2,239,000,000	3,475,000,000
Impaired loans	3,759,000,000	5,334,000,000
Purchased Credit Impaired Loans	1,507,000,000	2,504,000,000		18,704,000,000
Total Commercial [Member] | Loans held for sale [Member]
Loan Concentration Risk (Textual) [Abstract]
Nonaccrual loans	1,000,000	1,000,000
Total Commercial [Member] | Purchased Credit-Impaired Loans [Member]
Loan Concentration Risk (Textual) [Abstract]
Loans, 90 days or more past due and still accruing	83,000,000	207,000,000
Purchased Credit Impaired Loans	1,507,000,000	2,504,000,000
Total Commercial [Member] | Criticized [Member] | Purchased Credit-Impaired Loans [Member]
Loan Concentration Risk (Textual) [Abstract]
Purchased Credit Impaired Loans	585,000,000	1,902,000,000
Total Consumer [Member]
Loan Concentration Risk (Textual) [Abstract]
Allowance for Credit Losses, Purchased Credit-Impaired	0	4,000,000
Nonaccrual loans	10,609,000,000	12,193,000,000
Loans, 90 days or more past due and still accruing	873,000,000	902,000,000
Recorded investment, equal to or greater than 90 days past due	6,700,000,000	7,700,000,000
Impaired loans	21,649,000,000	22,736,000,000
Purchased Credit Impaired Loans	21,813,000,000	24,223,000,000		40,093,000,000
Real estate 1-4 family first mortgage [Member]
Loan Concentration Risk (Textual) [Abstract]
Nonaccrual loans	8,583,000,000	9,799,000,000
180 or more DPD and still accruing, percentage of portfolio	1.70%	2.10%
Impaired loans	18,600,000,000	19,500,000,000
Purchased Credit Impaired Loans	21,712,000,000	24,100,000,000
Real estate 1-4 family first mortgage [Member] | Mortgages held for sale [Member]
Loan Concentration Risk (Textual) [Abstract]
Nonaccrual loans	177,000,000	227,000,000
Real estate 1-4 family first mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Loan Concentration Risk (Textual) [Abstract]
180 or more DPD and still accruing	3,654,000,000	4,291,000,000
Purchased Credit Impaired Loans	21,712,000,000	24,100,000,000
Real estate 1-4 family junior lien mortgage [Member]
Loan Concentration Risk (Textual) [Abstract]
Nonaccrual loans	1,848,000,000	2,188,000,000
Impaired loans	2,534,000,000	2,582,000,000
Purchased Credit Impaired Loans	101,000,000	123,000,000
Real estate 1-4 family junior lien mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Loan Concentration Risk (Textual) [Abstract]
180 or more DPD and still accruing	83,000,000	95,000,000
Purchased Credit Impaired Loans	101,000,000	123,000,000
Automobile [Member]
Loan Concentration Risk (Textual) [Abstract]
Nonaccrual loans	137,000,000	173,000,000
Impaired loans	127,000,000	189,000,000
Purchased Credit Impaired Loans	0	0
FHA Insured/VA Guaranteed [Member]
Loan Concentration Risk (Textual) [Abstract]
Financing Receivable, certain purchases net of certain transfers to held for sale	2,900,000,000	8,200,000,000
Loans, 90 days or more past due and still accruing	16,827,000,000	21,274,000,000
FHA Insured/VA Guaranteed [Member] | Financing Receivable 90 Days Or More Past Due [Member]
Loan Concentration Risk (Textual) [Abstract]
Government insured/guaranteed loans	16,200,000,000	20,800,000,000
FHA Insured/VA Guaranteed [Member] | In Process Of Foreclosure [Member]
Loan Concentration Risk (Textual) [Abstract]
Recorded investment amount in consumer mortgage loans collateralized by residential real estate property	6,600,000,000	10,000,000,000
FHA Insured/VA Guaranteed [Member] | Impaired Loans [Member] | Financing Receivable Accruing [Member]
Loan Concentration Risk (Textual) [Abstract]
Government insured/guaranteed loans	2,100,000,000	2,500,000,000
Student Loans guaranteed under FFELP [Member]
Loan Concentration Risk (Textual) [Abstract]
Loans, 90 days or more past due and still accruing	63,000,000	900,000,000
Student Loans guaranteed under FFELP [Member] | Financing Receivable 90 Days Or More Past Due [Member]
Loan Concentration Risk (Textual) [Abstract]
Government insured/guaranteed loans		900,000,000
Lines of credit [Member]
Loan Concentration Risk (Textual) [Abstract]
Lines of credit portfolio, outstanding balance	69,700,000,000
Lines of credit portfolio, amount in amortization period	6,200,000,000
Lines of credit portfolio, percentage in amortization period	9.00%
Lines of credit portfolio, amount to enter amortization period in 2015-2016	13,300,000,000
Lines of credit portfolio, percentage to enter amortization period in 2015-2016	19.00%
Lines of credit portfolio, amount to enter amortization period in 2017-2019	14,200,000,000
Lines of credit portfolio, percentage to enter amortization period in 2017-2019	20.00%
Lines of credit portfolio, amount to enter amortization period in subsequent years	36,000,000,000
Lines of credit portfolio, percentage to enter amortization period in subsequent years	52.00%
Lines of credit, amortization period [Member]
Loan Concentration Risk (Textual) [Abstract]
Lines of credit portfolio, amount 30 or more days past due	425,000,000
Lines of credit portfolio, percentage 30 or more days past due	7.00%
Lines of credit, draw period [Member]
Loan Concentration Risk (Textual) [Abstract]
Lines of credit portfolio, amount 30 or more days past due	1,300,000,000
Lines of credit portfolio, percentage 30 or more days past due	2.00%
Lease Financing [Member]
Loan Concentration Risk (Textual) [Abstract]
Nonaccrual loans	24,000,000	30,000,000
Impaired loans	19,000,000	33,000,000
Purchased Credit Impaired Loans	0	0
First Lien Line Of Credit [Member]
Loan Concentration Risk (Textual) [Abstract]
Line of credit product draw period, low range	10 years
Line of credit product draw period, mid range	15 years
Line of credit product draw period, high range	20 years
Draw period repayment option, percentage of total outstanding balance	1.50%
Junior Lien Line Of Credit [Member]
Loan Concentration Risk (Textual) [Abstract]
Line of credit product draw period, low range	10 years
Line of credit product draw period, mid range	15 years
Line of credit product draw period, high range	20 years
Draw period repayment option, percentage of total outstanding balance	1.50%
Minimum [Member] | First Lien Line Of Credit [Member]
Loan Concentration Risk (Textual) [Abstract]
Draw period repayment option, Interest only payments fixed period	3 years
Draw period repayment option, fully amortizing payment fixed period	5 years
Minimum [Member] | Junior Lien Line Of Credit [Member]
Loan Concentration Risk (Textual) [Abstract]
Draw period repayment option, Interest only payments fixed period	3 years
Draw period repayment option, fully amortizing payment fixed period	5 years
Maximum [Member] | First Lien Line Of Credit [Member]
Loan Concentration Risk (Textual) [Abstract]
Draw period repayment option, Interest only payments fixed period	7 years
Draw period repayment option, fully amortizing payment fixed period	30 years
End of draw period repayment option, term	30 years
Maximum [Member] | Junior Lien Line Of Credit [Member]
Loan Concentration Risk (Textual) [Abstract]
Draw period repayment option, Interest only payments fixed period	7 years
Draw period repayment option, fully amortizing payment fixed period	30 years
End of draw period repayment option, term	30 years
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Residential Mortgage [Member]
Loan Concentration Risk (Textual) [Abstract]
Loans, excluding Purchased Credit Impaired Loans	303,290,000,000	300,234,000,000
Government insured/guaranteed loans	26,268,000,000	30,737,000,000
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Commercial and Industrial Loans [Member]
Loan Concentration Risk (Textual) [Abstract]
Loans, excluding Purchased Credit Impaired Loans	271,720,000,000	235,143,000,000
Nonaccrual loans	538,000,000	775,000,000
Loans, 90 days or more past due and still accruing	31,000,000	11,000,000
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Commercial and Industrial Loans [Member] | Criticized [Member]
Loan Concentration Risk (Textual) [Abstract]
Loans, excluding Purchased Credit Impaired Loans	16,109,000,000	16,912,000,000
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Commercial Real Estate Mortgage [Member]
Loan Concentration Risk (Textual) [Abstract]
Loans, excluding Purchased Credit Impaired Loans	110,735,000,000	110,571,000,000
Nonaccrual loans	1,490,000,000	2,254,000,000
Loans, 90 days or more past due and still accruing	16,000,000	35,000,000
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Commercial Real Estate Mortgage [Member] | Criticized [Member]
Loan Concentration Risk (Textual) [Abstract]
Loans, excluding Purchased Credit Impaired Loans	7,416,000,000	11,587,000,000
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Commercial Real Estate Construction [Member]
Loan Concentration Risk (Textual) [Abstract]
Loans, excluding Purchased Credit Impaired Loans	18,557,000,000	16,501,000,000
Nonaccrual loans	187,000,000	416,000,000
Loans, 90 days or more past due and still accruing	0	97,000,000
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Commercial Real Estate Construction [Member] | Criticized [Member]
Loan Concentration Risk (Textual) [Abstract]
Loans, excluding Purchased Credit Impaired Loans	896,000,000	1,832,000,000
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total Commercial [Member]
Loan Concentration Risk (Textual) [Abstract]
Loans, excluding Purchased Credit Impaired Loans	413,319,000,000	374,586,000,000
Nonaccrual loans	2,239,000,000	3,475,000,000
Loans, 90 days or more past due and still accruing	47,000,000	143,000,000
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total Commercial [Member] | Criticized [Member]
Loan Concentration Risk (Textual) [Abstract]
Loans, excluding Purchased Credit Impaired Loans	25,005,000,000	30,808,000,000
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total Consumer [Member]
Loan Concentration Risk (Textual) [Abstract]
Loans, excluding Purchased Credit Impaired Loans	425,912,000,000	420,973,000,000
Government insured/guaranteed loans	26,268,000,000	41,449,000,000
180 or more DPD and still accruing	4,737,000,000	5,518,000,000
FICO not required	5,854,000,000	5,007,000,000
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Real estate 1-4 family first mortgage [Member]
Loan Concentration Risk (Textual) [Abstract]
Loans, excluding Purchased Credit Impaired Loans	243,674,000,000	234,407,000,000
Government insured/guaranteed loans	26,268,000,000	30,737,000,000
180 or more DPD and still accruing	4,258,000,000	5,024,000,000
FICO not required	0	0
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loan Concentration Risk (Textual) [Abstract]
Loans, excluding Purchased Credit Impaired Loans	59,616,000,000	65,827,000,000
Government insured/guaranteed loans	0	0
180 or more DPD and still accruing	464,000,000	485,000,000
FICO not required	0	0
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Automobile [Member]
Loan Concentration Risk (Textual) [Abstract]
Loans, excluding Purchased Credit Impaired Loans	55,740,000,000	50,808,000,000
Government insured/guaranteed loans	0	0
180 or more DPD and still accruing	1,000,000	1,000,000
FICO not required	0	0
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Lease Financing [Member]
Loan Concentration Risk (Textual) [Abstract]
Loans, excluding Purchased Credit Impaired Loans	12,307,000,000	12,371,000,000
Nonaccrual loans	24,000,000	30,000,000
Loans, 90 days or more past due and still accruing	0	0
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Lease Financing [Member] | Criticized [Member]
Loan Concentration Risk (Textual) [Abstract]
Loans, excluding Purchased Credit Impaired Loans	$ 584,000,000	$ 477,000,000